Trade receivables (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Subtotal	R$ 5,313,095	R$ 5,233,932
Allowance for doubtful accounts	(1,376,862)	(1,377,209)
Total trade receivables	3,936,233	3,856,723
Current	3,590,432	3,584,287
Noncurrent	345,801	272,436
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,865,622	3,039,931
Private Sector [Member] | General And Special Customers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,687,984	2,200,921
Private Sector [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	177,638	839,010
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,266,561	1,006,009
Government Entities [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	658,021	374,372
Government Entities [Member] | Municipal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	598,602	623,601
Government Entities [Member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	9,938	8,036
Wholesale Customers Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	88,745	49,676
Wholesale Customers Municipal Governments [Member] | Mogi Das Cruzes [Member]
IfrsStatementLineItems [Line Items]
Subtotal	4,134	4,343
Wholesale Customers Municipal Governments [Member] | Sao Caetano Do Sul [Member]
IfrsStatementLineItems [Line Items]
Subtotal	8,109	45,333
Wholesale Customers Municipal Governments [Member] | Sao Caetano Do Sul Agreement [Member]
IfrsStatementLineItems [Line Items]
Subtotal	76,502
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 1,092,167	R$ 1,138,316